INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2025 E. FINANCIAL WAY, SUITE 101
                               GLENDORA, CA 91741
                                 (818) 852-1033





January 22, 1998

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      RNC Mutal Fund Group, Inc.
         File Numbers 002-99009 and 811-04354
         CIK No. 0000773298


Ladies and Gentlemen:

We are filing electronically, on behalf of RNC Mutual Fund Group, Inc. (the "Funds"), this certification pursuant to Rule 497(j). On January 15, 1998 the above referenced registrant filed a Post Effective Amendment Number 14 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-98-000030.

Please do not hesitate to contact me at (626) 852-1033 should you have any further questions.

Very Truly Yours,

/s/Eric M. Banhazl
Eric M. Banhazl
President
RNC Mutual Fund Group, Inc.